SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES RECOGNIZED BY THE COMPANY (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities		$ (26)	$ 74	$ 66
Recognized in statements of income	$ 26	33	(100)	8
Deferred tax assets and liabilities		7	(26)	74
Property, Plant and Equipment [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities		(31)	69	36
Recognized in statements of income		33	(100)	33
Deferred tax assets and liabilities		2	(31)	69
Provisions [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities		5	5	5
Recognized in statements of income
Deferred tax assets and liabilities		5	5	5
Tax Losses [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities				25
Recognized in statements of income				(25)
Deferred tax assets and liabilities